Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Profit (loss)	$ (16,660)	$ (30,097)
Items not affecting cash
Depreciation and amortization	29,008	34,033
Increase (decrease) in contingent consideration asset (liability)	(3,827)	9,157
Net financial expenses	11,857	9,335
Share-based compensation	4,863	6,740
Unrealized foreign exchange loss (gain)	153	(318)
Realized foreign exchange (gain) loss on repayment of long-term debt	(26)	861
Impairment of property and equipment and right-of-use assets	1,462	3,697
Settlement of RSUs	(371)	0
Other	(290)	0
Deferred taxes	(256)	(6,826)
Changes in non-cash working capital items	(10,244)	2,300
Adjustments to reconcile profit (loss)	25,913	26,582
Net cash from operating activities	15,669	28,882
Investing activities
Additions to property and equipment	(746)	(1,736)
Additions to intangibles	(41)	(849)
Restricted cash	0	3,254
Business acquisitions, net of cash acquired	0	(14,397)
Net cash used in investing activities	(787)	(13,728)
Financing activities
Increase in long-term debt, net of related transaction costs	148,340	98,682
Repayment of long-term debt	(159,110)	(97,518)
Exercise of stock options	6	346
Repayment of lease liabilities, including lease termination costs	(5,813)	(3,653)
Share issue costs	0	(29)
Shares purchased for cancellation	(953)	(1,033)
Financial expense paid	11,047	8,121
Net cash used in financing activities	(28,577)	(11,326)
Effect of exchange rate changes on cash	(29)	1,100
Net change in cash	(13,724)	4,928
Cash, beginning of year	22,583	17,655
Cash, end of year	$ 8,859	$ 22,583